Shareholder Fees	Jun. 23, 2025 USD ($)
Aristotle Pacific EXclusive Fund Series H | Aristotle Pacific EXclusive Fund Series H Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Aristotle Pacific EXclusive Fund Series I | Aristotle Pacific EXclusive Fund Series I Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0